Income taxes - Schedule of Components of Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income tax (benefit) / expense	$ (21,861)	$ 23,344	$ (2,258)	$ 51,668